                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2503

                   RIVERSOURCE DIVERSIFIED INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
         (Address of principal executive offices)                 (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (612) 671-1947

Date of fiscal year end:      08/31

Date of reporting period:     05/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                        RIVERSOURCE DIVERSIFIED BOND FUND

                                 AT MAY 31, 2008



MAY 31, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




BONDS (101.6%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.75%          $1,155,000(d)       $1,149,225
 06-15-35                               6.63            1,693,000           1,709,583
Petroleos de Venezuela
 04-12-17                               5.25            3,534,000           2,431,392
                                                                      ---------------
Total                                                                       5,290,200
-------------------------------------------------------------------------------------


FOREIGN LOCAL GOVERNMENT (--%)(C)
Russian Federation
 03-31-30                               7.50              973,180(d)        1,104,842
-------------------------------------------------------------------------------------


SOVEREIGN (0.5%)(C)
Govt of Ukraine
 Sr Unsecured
 11-14-17                               6.75            1,670,000(d)        1,611,550
Republic of Argentina
 09-12-13                               7.00            2,762,000           2,223,410
 12-15-35                               0.00            3,350,000(u)          363,475
Republic of Colombia
 01-27-17                               7.38            1,495,000           1,674,400
 09-18-37                               7.38              895,000           1,015,825
Republic of El Salvador
 Sr Unsecured
 06-15-35                               7.65              633,000(d)          674,145
Republic of Indonesia
 (Indonesian Rupiah)
 07-15-22                              10.25       15,000,000,000           1,341,830
Republic of Indonesia
 Sr Unsecured
 01-17-18                               6.88              742,000(d)          754,985
 10-12-35                               8.50              987,000(d)        1,051,155
Republic of Philippines
 01-14-31                               7.75            1,979,000           2,191,743
Republic of Turkey
 09-26-16                               7.00              450,000             459,000
 04-03-18                               6.75            1,429,000           1,400,420
 03-17-36                               6.88            2,656,000           2,410,320
Republic of Uruguay
 05-17-17                               9.25              678,000             830,550
Republic of Venezuela
 02-26-16                               5.75              714,000             562,275
Republic of Venezuela
 Sr Unsecured
 10-08-14                               8.50              715,000             679,250
Republica Orient Uruguay
 Sr Unsecured
 03-21-36                               7.63              742,000             782,810
                                                                      ---------------
Total                                                                      20,027,143
-------------------------------------------------------------------------------------


U.S. GOVERNMENT OBLIGATIONS & AGENCIES (15.4%)
Federal Farm Credit Bank
 10-10-08                               4.25              660,000             664,388
 10-17-12                               4.50            1,060,000           1,084,241
Federal Home Loan Bank
 06-18-08                               5.13              250,000             250,316
 09-12-08                               4.25            2,215,000           2,226,230
Federal Home Loan Mtge Corp
 06-15-08                               3.88            1,420,000           1,420,991
 03-15-09                               5.75              170,000             174,072
 05-28-10                               2.38            1,160,000           1,142,301
 07-17-15                               4.38           75,935,000          75,641,587
 12-14-18                               5.00           17,115,000          16,123,442
 03-15-31                               6.75           13,360,000          15,987,925
 04-16-37                               6.00           46,875,000          46,889,484
Federal Natl Mtge Assn
 06-15-08                               5.25              525,000             525,673
 08-15-08                               3.25           11,170,000          11,194,127
 01-02-14                               5.13           17,295,000          17,321,029
 07-15-37                               5.63           16,325,000          16,727,738
Overseas Private Investment
 Series 1996A
 (U.S. Govt Guaranty)
 09-15-08                               6.99              555,555             564,811
U.S. Treasury
 01-31-10                               2.13              295,000             292,972
 04-30-10                               2.13           29,845,000          29,576,873
 05-31-10                               2.63           23,295,000(j)       23,287,732
 04-30-13                               3.13           15,225,000          15,034,688
 05-31-13                               3.50           45,850,000(j)       46,025,514
 05-15-18                               3.88           24,820,000          24,472,917
 02-15-26                               6.00           25,935,000(n)       29,863,738
 05-15-37                               5.00            2,965,000           3,106,531
U.S. Treasury Inflation-Indexed Bond
 01-15-14                               2.00           64,315,061(p)       67,398,728
 01-15-15                               1.63          100,588,500(p)      102,911,662
                                                                      ---------------
Total                                                                     549,909,710
-------------------------------------------------------------------------------------


ASSET-BACKED (2.0%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Cl A3A (FSA)
 07-06-12                               5.49            7,000,000(e)        6,959,533
Capital Auto Receivables Asset Trust
 Series 2006-SN1A Cl D
 04-20-11                               6.15            4,775,000(d)        4,671,241
Capital One Multi-Asset Execution Trust
 Series 2007-A7 Cl A7
 07-15-20                               5.75            2,850,000           2,804,771
College Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-1 Cl AIO
 07-25-08                               0.00           15,725,000(g)          336,613
Countrywide Asset-backed Ctfs
 Series 2005-10 Cl AF6
 02-25-36                               4.92            1,960,000           1,755,442
Countrywide Asset-backed Ctfs
 Series 2006-15 Cl A3
 10-25-46                               5.69            5,750,000           5,236,963
Countrywide Asset-backed Ctfs
 Series 2006-4 Cl 1A1M
 07-25-36                               2.65            1,854,472(i)        1,727,114
Countrywide Asset-backed Ctfs
 Series 2007-7 Cl 2A2
 10-25-37                               2.55            9,250,000(i)        7,888,519
CPS Auto Trust
 Series 2007-A Cl A3 (MBIA)
 09-15-11                               5.04            4,149,997(d,e)      3,956,952
Dunkin Securitization
 Series 2006-1 Cl A2 (AMBAC)
 06-20-31                               5.78            9,650,000(d,e)      8,676,025
Franklin Auto Trust
 Series 2004-1 Cl A3 (MBIA)
 03-15-12                               4.15               44,501(e)           44,460
Hertz Vehicle Financing LLC
 Series 2004-1A Cl A3 (MBIA)
 05-25-09                               2.85              466,667(d,e)        466,667
Keycorp Student Loan Trust
 Series 2003-A Cl 2A2 (MBIA)
 10-25-25                               3.23            1,634,822(e,i)      1,598,038
MASTR Asset Backed Securities Trust
 Series 2006-HE1 Cl A2
 01-25-36                               2.53            3,160,720(i)        3,111,826


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-2 Cl AIO
 08-25-11                               6.00%          $9,525,000(g)       $1,521,114
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-3 Cl AIO
 01-25-12                               5.88           15,000,000(g)        3,178,125
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-4 Cl AIO
 02-27-12                               6.35           11,700,000(g)        1,638,000
Natl Collegiate Student Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-2 Cl AIO
 07-25-12                               1.50            6,800,000(g)        1,871,360
Renaissance Home Equity Loan Trust
 Series 2005-4 Cl A3
 02-25-36                               5.57            4,284,068           4,174,653
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M4
 06-25-37                               6.31            1,500,000             229,917
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M5
 06-25-37                               6.66              980,000             141,226
Renaissance Home Equity Loan Trust
 Series 2007-2 Cl M6
 06-25-37                               7.01            1,435,000             189,578
Residential Asset Securities
 Series 2006-KS1 Cl A2
 02-25-36                               2.53            2,011,283(i)        1,956,286
Residential Asset Securities
 Series 2007-KS3 Cl AI2
 04-25-37                               2.57            1,050,000(i)          927,276
SBA CMBS Trust
 Series 2006-1A Cl B
 11-15-36                               5.45            4,400,000(d)        4,350,148
Triad Auto Receivables Owner Trust
 Series 2007-B Cl A3A (FSA)
 10-12-12                               5.24            2,135,000(e)        2,117,408
                                                                      ---------------
Total                                                                      71,529,255
-------------------------------------------------------------------------------------


COMMERCIAL MORTGAGE-BACKED (12.5%)(F)
Banc of America Commercial Mtge
 Series 2005-1 Cl A4
 11-10-42                               5.14            5,075,000           5,060,533
Banc of America Commercial Mtge
 Series 2007-1 Cl A3
 01-15-49                               5.45           13,425,000          13,068,761
Bear Stearns Commercial Mtge Securities
 Series 2003-T10 Cl A1
 03-13-40                               4.00            1,935,445           1,908,155
Bear Stearns Commercial Mtge Securities
 Series 2004-PWR5 Cl A3
 07-11-42                               4.57              325,000             320,974
Bear Stearns Commercial Mtge Securities
 Series 2007-T26 Cl A4
 01-12-45                               5.47            6,425,000           6,239,767
CDC Commercial Mtge Trust
 Series 2002-FX1 Cl A2
 11-15-30                               5.68           12,775,000          13,026,011
Citigroup Commercial Mtge Trust
 Series 2005-EMG Cl A1
 09-20-51                               4.15              914,195(d)          911,877
Citigroup Commercial Mtge Trust
 Series 2006-C5 Cl A4
 10-15-49                               5.43            3,150,000           3,079,373
Citigroup Commercial Mtge Trust
 Series 2007-C6 Cl A4
 12-10-49                               5.89           12,800,000          12,684,367
Citigroup/Deutsche Bank Commercial Mtge Trust
 Series 2005-CD1 Cl ASB
 07-15-44                               5.23            3,225,000           3,154,793
Commercial Mtge Acceptance
 Series 1999-C1 Cl A2
 06-15-31                               7.03            7,444,990           7,562,904
Commercial Mtge Pass-Through Ctfs
 Series 2006-CN2A Cl BFL
 02-05-19                               3.03            2,700,000(d,i)      2,600,079
Credit Suisse Mtge Capital Ctfs
 Series 2007-C3 Cl A4
 06-15-39                               5.72            6,400,000           6,281,329
CS First Boston Mtge Securities
 Series 2001-CP4 Cl A4
 12-15-35                               6.18            7,400,000           7,603,456
CS First Boston Mtge Securities
 Series 2003-CPN1 Cl A2
 03-15-35                               4.60            3,800,000           3,694,098
CS First Boston Mtge Securities
 Series 2004-C2 Cl A1
 05-15-36                               3.82            1,638,454           1,600,528
Federal Natl Mtge Assn #385683
 02-01-13                               4.83            6,033,715           6,009,562
Federal Natl Mtge Assn #385815
 01-01-13                               4.77            6,796,870           6,776,233
Federal Natl Mtge Assn #386558
 10-01-10                               4.85              468,786             472,690
Federal Natl Mtge Assn #555806
 10-01-13                               5.10              443,122             444,236
Federal Natl Mtge Assn #725217
 02-01-14                               4.78            1,015,063           1,003,419
Federal Natl Mtge Assn #735029
 09-01-13                               5.32              357,898             361,611
GE Capital Commercial Mtge
 Series 2005-C1 Cl A5
 06-10-48                               4.77              400,000             383,834
General Electric Capital Assurance
 Series 2003-1 Cl A3
 05-12-35                               4.77            3,990,466(d)        3,994,977
General Electric Capital Assurance
 Series 2003-1 Cl A4
 05-12-35                               5.25            3,100,000(d)        3,096,277
GMAC Commercial Mtge Securities
 Series 1999-C1 Cl B
 05-15-33                               6.30            8,000,000           8,077,614
GMAC Commercial Mtge Securities
 Series 2004-C3 Cl A5
 12-10-41                               4.86           13,894,000          13,326,847
Greenwich Capital Commercial Funding
 Series 2004-GG1 Cl A5
 06-10-36                               4.88            3,550,000           3,545,844
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl A4
 03-10-39                               5.44           16,350,000          15,720,887
Greenwich Capital Commercial Funding
 Series 2007-GG9 Cl AM
 03-10-39                               5.48            5,950,000           5,390,332
GS Mtge Securities II
 Series 2004-GG2 Cl A4
 08-10-38                               4.96            6,200,000           6,209,181
GS Mtge Securities II
 Series 2006-GG6 Cl A4
 04-10-38                               5.55              375,000             371,886
GS Mtge Securities II
 Series 2007-EOP Cl J
 03-06-20                               3.57            9,050,000(d,i)      7,992,998
GS Mtge Securities II
 Series 2007-GG10 Cl F
 08-10-45                               5.99            9,800,000           6,593,538
JPMorgan Chase Commercial Mtge Securities
 Series 2003-LN1 Cl A1
 10-15-37                               4.13            3,687,437           3,638,359
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A1
 03-12-39                               3.97            1,720,389           1,674,385
JPMorgan Chase Commercial Mtge Securities
 Series 2003-ML1A Cl A2
 03-12-39                               4.77            7,419,000           7,253,248
JPMorgan Chase Commercial Mtge Securities
 Series 2004-C2 Cl A2
 05-15-41                               5.25              375,000             375,570
JPMorgan Chase Commercial Mtge Securities
 Series 2004-CBX Cl A3
 01-12-37                               4.18            4,150,000           4,121,678
JPMorgan Chase Commercial Mtge Securities
 Series 2004-LN2 Cl A1
 07-15-41                               4.48            8,782,115           8,683,245
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP4 Cl AM
 10-15-42                               5.00           14,900,000          13,714,473
JPMorgan Chase Commercial Mtge Securities
 Series 2005-LDP5 Cl A4
 12-15-44                               5.34           14,750,000          14,487,392
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl A4
 04-15-43                               5.48            5,200,000           5,118,934
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP6 Cl ASB
 04-15-43                               5.49            9,225,000           9,050,710
JPMorgan Chase Commercial Mtge Securities
 Series 2006-LDP8 Cl A4
 05-15-45                               5.40               50,000              48,811
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl A4
 02-12-51                               5.79            6,000,000           5,880,917
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl AM
 09-12-17                               6.11           11,225,000          10,446,410
JPMorgan Chase Commercial Mtge Securities
 Series 2007-CB20 Cl E
 02-12-51                               6.40            4,725,000(d)        3,396,933
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A4
 09-15-26                               4.56            7,200,000           7,173,998


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
LB-UBS Commercial Mtge Trust
 Series 2002-C4 Cl A5
 09-15-31                               4.85%          $6,500,000          $6,487,580
LB-UBS Commercial Mtge Trust
 Series 2004-C2 Cl A3
 03-15-29                               3.97            4,700,000           4,558,107
LB-UBS Commercial Mtge Trust
 Series 2005-C5 Cl AAB
 09-15-30                               4.93            8,525,000           8,383,826
LB-UBS Commercial Mtge Trust
 Series 2006-C4 Cl AAB
 06-15-32                               5.86            5,100,000           5,115,639
LB-UBS Commercial Mtge Trust
 Series 2006-C6 Cl A4
 09-15-39                               5.37            5,500,000           5,365,008
LB-UBS Commercial Mtge Trust
 Series 2006-C7 Cl A3
 11-15-38                               5.35               75,000              72,933
LB-UBS Commercial Mtge Trust
 Series 2007-C1 Cl A4
 02-15-40                               5.42            5,300,000           5,137,720
LB-UBS Commercial Mtge Trust
 Series 2007-C7 Cl A3
 09-15-45                               5.87            6,950,000           6,920,774
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A1
 04-15-41                               5.61            1,239,162           1,259,050
LB-UBS Commercial Mtge Trust
 Series 2008-C1 Cl A2
 04-15-41                               6.15            4,450,000           4,541,937
Merrill Lynch Mtge Trust
 Series 2005-CKI1 Cl A1
 11-12-37                               5.08            1,070,691           1,079,803
Merrill Lynch Mtge Trust
 Series 2008-C1 Cl A1
 02-12-51                               4.71            2,600,000(j)        2,614,245
Morgan Stanley Capital I
 Series 2003-T11 Cl A2
 06-13-41                               4.34            2,855,579           2,846,460
Morgan Stanley Capital I
 Series 2004-HQ4 Cl A5
 04-14-40                               4.59            5,200,000           5,116,332
Morgan Stanley Capital I
 Series 2006-T23 Cl AAB
 08-12-41                               5.97            3,675,000           3,672,290
Morgan Stanley Capital I
 Series 2007-IQ15 Cl A4
 06-11-49                               6.08            6,200,000           6,222,258
TIAA Seasoned Commercial Mtge Trust
 Series 2007-C4 Cl A3
 08-15-39                               6.10            9,475,000           9,660,465
Wachovia Bank Commercial Mtge Trust
 Series 2003-C7 Cl A2
 10-15-35                               5.08           15,750,000(d)       15,511,855
Wachovia Bank Commercial Mtge Trust
 Series 2003-C8 Cl A2
 11-15-35                               3.89              870,000             867,612
Wachovia Bank Commercial Mtge Trust
 Series 2005-C18 Cl A4
 04-15-42                               4.94           21,277,000          20,549,157
Wachovia Bank Commercial Mtge Trust
 Series 2005-C20 Cl A5
 07-15-42                               5.09            5,017,000           4,964,624
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl A3
 03-15-45                               5.56           29,675,000          29,364,500
Wachovia Bank Commercial Mtge Trust
 Series 2006-C24 Cl APB
 03-15-45                               5.58            3,200,000           3,187,854
Wachovia Bank Commercial Mtge Trust
 Series 2006-C27 Cl APB
 07-15-45                               5.73            5,475,000           5,480,050
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl A4
 11-15-48                               5.31            1,575,000           1,523,595
Wachovia Bank Commercial Mtge Trust
 Series 2006-C29 Cl AM
 11-15-48                               5.34           11,755,000          10,700,305
                                                                      ---------------
Total                                                                     444,838,013
-------------------------------------------------------------------------------------


MORTGAGE-BACKED (44.3%)(F,M)
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-12 Cl 2A1
 03-25-36                               5.69            7,452,421(k)        5,987,139
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2006-1 Cl 2A1
 03-25-36                               5.92            8,293,745(k)        7,205,108
Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-1 Cl 3A21
 03-25-37                               6.15            6,493,351(k)        6,115,837
American Home Mtge Assets
 Collateralized Mtge Obligation
 Series 2007-2 Cl A2A
 03-25-47                               2.56              839,960(k)          528,956
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 1A1
 01-25-34                               6.00            6,487,255           5,488,997
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11 Cl 4A1
 01-25-19                               4.75            3,568,998           3,493,157
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-3 Cl 1A1
 04-25-34                               6.00            8,087,489           7,468,294
Banc of America Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-9 Cl 1CB1
 01-25-37                               6.00           16,530,391          14,802,449
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-2 Cl N1
 11-25-46                               7.25              344,735(d,o)        215,459
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2006-A Cl 3A2
 02-20-36                               5.87            5,962,035(k)        4,697,547
Banc of America Funding
 Collateralized Mtge Obligation
 Series 2007-8 Cl 1A1
 10-25-37                               6.00            1,986,441           1,778,796
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-9 Cl 3A3
 10-25-20                               5.00           27,739,295          26,851,854
Banc of America Mtge Securities
 Collateralized Mtge Obligation
 Series 2007-3 Cl 1A2
 09-25-37                               6.00            5,435,385           4,964,887
Barclays Capital LLC Trust
 Collateralized Mtge Obligation
 Series 2007-AA4 Cl 11A1
 06-25-47                               6.21            5,578,694(k)        4,241,872
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2005-8 Cl A4
 08-25-35                               5.09            6,475,000(d,k)      5,927,001
Bear Stearns Adjustable Rate Mtge Trust
 Collateralized Mtge Obligation
 Series 2007-5 Cl 3A1
 08-25-47                               5.99           13,945,963(k)       12,860,907
ChaseFlex Trust
 Collateralized Mtge Obligation
 Series 2005-2 Cl 2A2
 06-25-35                               6.50            1,814,625           1,744,308
Citicorp Mtge Securities
 Collateralized Mtge Obligation
 Series 2005-5 Cl 3A1
 08-25-35                               5.00            8,079,894           7,437,605
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2007-8CB Cl A13
 05-25-37                               7.73            6,012,860(g)          927,484
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-11T1 Cl A1
 07-25-18                               4.75            3,471,356           3,397,590
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2003-20CB Cl 1A1
 10-25-33                               5.50           15,563,015          14,707,050
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-50CB Cl 2A1
 11-25-35                               6.00           11,674,010           9,986,751
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 2A3
 11-25-35                               5.50            5,430,525           5,138,252
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-54CB Cl 3A7
 11-25-35                               5.50            5,425,078           5,138,452
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-64CB Cl 1A1
 12-25-35                               5.50            9,175,065           8,607,429
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-6CB Cl 1A1
 04-25-35                               7.50            4,958,586           4,754,670


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-85CB Cl 2A2
 02-25-36                               5.50%          $2,540,847          $2,423,863
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-22R Cl 1A2
 05-25-36                               6.00            7,396,658           6,872,496
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-2CB Cl A11
 03-25-36                               6.00            8,232,877           7,108,579
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-31CB Cl A16
 11-25-36                               6.00           10,080,000           9,177,235
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-43CB Cl 1A4
 02-25-37                               6.00           11,658,191          10,634,136
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2006-45T1 Cl 2A5
 02-25-37                               6.00           14,825,189          13,541,891
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-22 Cl 2A16
 09-25-37                               6.50           16,564,991          14,597,898
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-25 Cl 1A1
 11-25-37                               6.50           18,595,540          16,944,459
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OA9 Cl A2
 06-25-47                               2.74              936,600(i)          680,307
Countrywide Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2007-OH3 Cl A3
 09-25-47                               2.89           16,427,770(i)        9,488,169
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-27 Cl 2A1
 12-25-35                               5.50           14,633,297          13,846,758
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-HYB8 Cl 4A1
 12-20-35                               5.62            1,350,634(k)          977,296
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2005-R2 Cl 2A1
 06-25-35                               7.00            6,098,291(d)        5,747,423
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 1A1
 03-20-36                               5.35            3,924,467(k)        3,080,039
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2006-HYB1 Cl 2A1
 03-20-36                               5.33            6,503,727(k)        4,929,290
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-17 Cl 2A1
 10-25-37                               6.50           18,412,326          18,227,482
Countrywide Home Loans
 Collateralized Mtge Obligation
 Series 2007-HY3 Cl 4A1
 06-25-47                               6.00           11,064,786(k)       10,570,994
CS First Boston Mtge Securities
 Collateralized Mtge Obligation
 Series 2003-29 Cl 8A1
 11-25-18                               6.00            1,754,727           1,747,600
Deutsche Bank Alternate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR3 Cl 2A1
 06-25-37                               2.50              351,067(i)          329,034
Downey Savings & Loan Assn Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR5 Cl X1
 08-19-45                               5.30           31,521,948(g)          162,535
Federal Home Loan Mtge Corp
 06-01-38                               6.00           30,000,000(j)       30,459,360
 06-01-38                               6.50           56,000,000(j)       57,802,529
Federal Home Loan Mtge Corp #170216
 03-01-17                               8.50                6,625               7,210
Federal Home Loan Mtge Corp #1J1445
 01-01-37                               5.89           13,746,697(k)       14,011,596
Federal Home Loan Mtge Corp #284190
 01-01-17                               8.00                  227                 245
Federal Home Loan Mtge Corp #290970
 04-01-17                               8.00                8,768               9,390
Federal Home Loan Mtge Corp #295114
 06-01-17                               8.50                3,513               3,823
Federal Home Loan Mtge Corp #540861
 09-01-19                               8.50               32,306              35,341
Federal Home Loan Mtge Corp #A00304
 04-01-21                               9.00               42,108              46,223
Federal Home Loan Mtge Corp #A12692
 10-01-32                               6.00               69,558              71,694
Federal Home Loan Mtge Corp #A13854
 09-01-33                               6.00              123,109             126,671
Federal Home Loan Mtge Corp #B10254
 10-01-18                               5.50              375,144             381,107
Federal Home Loan Mtge Corp #B12280
 02-01-19                               5.50              207,623             210,923
Federal Home Loan Mtge Corp #C00103
 03-01-22                               8.50               99,843             109,851
Federal Home Loan Mtge Corp #C00144
 08-01-22                               8.50               92,594             101,949
Federal Home Loan Mtge Corp #C00356
 08-01-24                               8.00              327,776             354,953
Federal Home Loan Mtge Corp #C00666
 10-01-28                               7.00               42,961              45,728
Federal Home Loan Mtge Corp #C53878
 12-01-30                               5.50            1,495,509           1,493,312
Federal Home Loan Mtge Corp #C59161
 10-01-31                               6.00              120,048             122,835
Federal Home Loan Mtge Corp #C62993
 01-01-32                               6.50              940,415             980,058
Federal Home Loan Mtge Corp #C63552
 01-01-32                               6.50            1,549,506           1,633,012
Federal Home Loan Mtge Corp #C64703
 03-01-32                               6.50              852,322             898,095
Federal Home Loan Mtge Corp #C67723
 06-01-32                               7.00              676,065             722,310
Federal Home Loan Mtge Corp #C77372
 03-01-33                               6.00              247,940             254,472
Federal Home Loan Mtge Corp #C78031
 04-01-33                               5.50            8,384,197           8,393,582
Federal Home Loan Mtge Corp #C79930
 06-01-33                               5.50            6,918,163           6,897,193
Federal Home Loan Mtge Corp #C90613
 01-01-23                               5.00              128,634             126,622
Federal Home Loan Mtge Corp #C90683
 06-01-23                               5.00              135,871             133,746
Federal Home Loan Mtge Corp #C90767
 12-01-23                               6.00            6,454,513           6,598,247
Federal Home Loan Mtge Corp #D96300
 10-01-23                               5.50            4,676,270           4,693,287
Federal Home Loan Mtge Corp #E01127
 02-01-17                               6.50              961,609           1,005,147
Federal Home Loan Mtge Corp #E01419
 05-01-18                               5.50            3,589,583           3,648,714
Federal Home Loan Mtge Corp #E74288
 12-01-13                               6.00              105,779             108,996
Federal Home Loan Mtge Corp #E79810
 11-01-14                               7.50              793,806             835,164
Federal Home Loan Mtge Corp #E90216
 05-01-17                               6.00            1,142,534           1,175,934
Federal Home Loan Mtge Corp #E98725
 08-01-18                               5.00            8,510,081           8,518,114
Federal Home Loan Mtge Corp #E99684
 10-01-18                               5.00            8,638,355           8,652,296
Federal Home Loan Mtge Corp #G00286
 02-01-25                               8.00              136,842             148,188
Federal Home Loan Mtge Corp #G01108
 04-01-30                               7.00            2,579,162           2,739,537
Federal Home Loan Mtge Corp #G01410
 04-01-32                               7.00              269,424             285,775
Federal Home Loan Mtge Corp #G01441
 07-01-32                               7.00            2,401,254           2,546,981
Federal Home Loan Mtge Corp #G01535
 04-01-33                               6.00            9,378,220           9,663,352
Federal Home Loan Mtge Corp #G02757
 06-01-36                               5.00           26,855,288          26,001,793
Federal Home Loan Mtge Corp #G03419
 07-01-37                               6.00            9,438,845           9,593,111
Federal Home Loan Mtge Corp #G11302
 07-01-17                               7.00            2,754,208           2,886,140
Federal Home Loan Mtge Corp #G30225
 02-01-23                               6.00            8,791,503           8,998,352
Federal Home Loan Mtge Corp #H01724
 09-01-37                               6.00            1,727,425           1,741,258
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 237 Cl IO
 05-15-36                               6.60            4,163,322(g)        1,100,186
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2590 Cl BI
 02-15-14                              35.06              368,917(g)            2,026


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
4  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2718 Cl IA
 10-15-22                               0.00%            $734,582(g)           $4,137
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only
 Series 2795 Cl IY
 07-15-17                              15.27              332,844(g)           27,498
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Interest Only/Inverse Floater
 Series 2817 Cl SA
 06-15-32                              39.93            6,610,832(g,t)        518,892
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 1241 Cl K
 03-15-22                               7.00              333,691             333,691
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2576 Cl KJ
 02-15-33                               5.50            9,033,389           9,132,311
Federal Home Loan Mtge Corp
 Collateralized Mtge Obligation
 Series 2641 Cl KC
 01-15-18                               6.50            3,270,152           3,421,686
Federal Natl Mtge Assn
 06-01-38                               5.00            5,500,000(j)        5,312,659
 06-01-38                               5.50           91,000,000(j)       90,345,893
 06-01-38                               6.00           66,350,000(j)       67,303,782
 06-01-38                               6.50           30,500,000(j)       31,443,610
 06-01-38                               7.00           30,000,000(j)       31,528,141
Federal Natl Mtge Assn #125479
 04-01-27                               7.50              206,796             223,249
Federal Natl Mtge Assn #190899
 04-01-23                               8.50              303,911             326,547
Federal Natl Mtge Assn #190944
 05-01-24                               6.00            5,099,274(n)        5,218,628
Federal Natl Mtge Assn #190988
 06-01-24                               9.00              254,030             275,615
Federal Natl Mtge Assn #231309
 09-01-23                               6.50               70,003              72,985
Federal Natl Mtge Assn #231310
 09-01-23                               6.50              363,275             378,748
Federal Natl Mtge Assn #250330
 09-01-25                               8.00              224,668             244,132
Federal Natl Mtge Assn #250495
 03-01-26                               7.00              525,348             559,312
Federal Natl Mtge Assn #250765
 12-01-26                               8.00              191,110             207,455
Federal Natl Mtge Assn #251116
 08-01-27                               8.00              228,456             248,046
Federal Natl Mtge Assn #252440
 05-01-29                               7.00              182,353             193,343
Federal Natl Mtge Assn #252498
 06-01-29                               7.00                5,111               5,419
Federal Natl Mtge Assn #253883
 08-01-16                               6.00            2,381,861           2,452,059
Federal Natl Mtge Assn #254236
 03-01-17                               6.50            1,392,369           1,448,154
Federal Natl Mtge Assn #254383
 06-01-32                               7.50              314,217             337,315
Federal Natl Mtge Assn #254587
 12-01-22                               5.50              509,545(n)          511,194
Federal Natl Mtge Assn #254802
 07-01-18                               4.50            2,502,386           2,458,837
Federal Natl Mtge Assn #254916
 09-01-23                               5.50            9,269,880           9,297,782
Federal Natl Mtge Assn #255788
 06-01-15                               5.50            2,931,162           2,975,127
Federal Natl Mtge Assn #256135
 02-01-36                               5.50            3,544,577           3,491,209
Federal Natl Mtge Assn #257016
 12-01-37                               7.00            1,801,365           1,894,741
Federal Natl Mtge Assn #268071
 01-01-24                               6.50              100,789             105,082
Federal Natl Mtge Assn #303226
 02-01-25                               8.00               93,246             101,260
Federal Natl Mtge Assn #313049
 08-01-11                               8.50              432,694             433,837
Federal Natl Mtge Assn #323715
 05-01-29                               6.00              399,564             409,091
Federal Natl Mtge Assn #323933
 09-01-29                               7.00            3,481,630           3,691,455
Federal Natl Mtge Assn #408207
 01-01-28                               6.50              124,827             131,581
Federal Natl Mtge Assn #455791
 01-01-29                               6.50              410,477             427,704
Federal Natl Mtge Assn #489888
 05-01-29                               6.50            1,750,023           1,822,375
Federal Natl Mtge Assn #493945
 04-01-29                               6.50               79,616              82,960
Federal Natl Mtge Assn #496029
 01-01-29                               6.50            1,913,421           1,993,725
Federal Natl Mtge Assn #518159
 09-01-14                               7.00              323,369             339,026
Federal Natl Mtge Assn #545008
 06-01-31                               7.00            2,170,660           2,322,255
Federal Natl Mtge Assn #545216
 03-01-09                               5.90              101,424             101,334
Federal Natl Mtge Assn #545342
 04-01-13                               7.00              455,208             459,971
Federal Natl Mtge Assn #545684
 05-01-32                               7.50              262,794             282,937
Federal Natl Mtge Assn #545868
 08-01-32                               7.00               90,764              96,227
Federal Natl Mtge Assn #545869
 07-01-32                               6.50            1,920,509           2,007,805
Federal Natl Mtge Assn #545885
 08-01-32                               6.50            3,426,817           3,602,441
Federal Natl Mtge Assn #545910
 08-01-17                               6.00            4,003,016           4,131,420
Federal Natl Mtge Assn #555340
 04-01-33                               5.50              255,634             255,751
Federal Natl Mtge Assn #555343
 08-01-17                               6.00            3,930,007           4,045,832
Federal Natl Mtge Assn #555375
 04-01-33                               6.00           20,504,827          21,090,442
Federal Natl Mtge Assn #555458
 05-01-33                               5.50           18,616,219          18,540,637
Federal Natl Mtge Assn #555528
 04-01-33                               6.00           14,650,313          14,958,427
Federal Natl Mtge Assn #555734
 07-01-23                               5.00            7,477,354           7,321,208
Federal Natl Mtge Assn #555740
 08-01-18                               4.50            8,497,727           8,354,992
Federal Natl Mtge Assn #555794
 09-01-28                               7.50              769,590             831,214
Federal Natl Mtge Assn #567840
 10-01-30                               7.00            1,123,751           1,191,475
Federal Natl Mtge Assn #582154
 05-01-31                               6.50              122,110             127,044
Federal Natl Mtge Assn #587859
 12-01-16                               5.50            3,602,464           3,665,352
Federal Natl Mtge Assn #597374
 09-01-31                               7.00              719,752             769,928
Federal Natl Mtge Assn #606882
 10-01-31                               7.00              826,938             876,322
Federal Natl Mtge Assn #611831
 02-01-31                               7.50               33,514              36,166
Federal Natl Mtge Assn #615135
 11-01-16                               6.00              242,867             250,025
Federal Natl Mtge Assn #634650
 04-01-32                               7.50              151,714             162,867
Federal Natl Mtge Assn #638969
 03-01-32                               5.50            1,427,959           1,425,861
Federal Natl Mtge Assn #643362
 04-01-17                               6.50              585,131             608,574
Federal Natl Mtge Assn #646147
 06-01-32                               7.00            2,767,794           2,960,712
Federal Natl Mtge Assn #646446
 06-01-17                               6.50              951,838             989,973
Federal Natl Mtge Assn #649068
 06-01-17                               6.50            1,608,207           1,687,645
Federal Natl Mtge Assn #649263
 08-01-17                               6.50            1,641,477           1,722,387
Federal Natl Mtge Assn #650009
 09-01-31                               7.50               79,834              86,151
Federal Natl Mtge Assn #654208
 10-01-32                               6.50            1,937,768           2,014,249
Federal Natl Mtge Assn #654682
 10-01-32                               6.00            1,165,298           1,198,604
Federal Natl Mtge Assn #654689
 11-01-32                               6.00            1,168,347           1,192,744
Federal Natl Mtge Assn #656908
 09-01-32                               6.50            1,576,910           1,658,540
Federal Natl Mtge Assn #661815
 10-01-32                               6.00              134,393             137,777
Federal Natl Mtge Assn #662061
 09-01-32                               6.50            2,424,245           2,519,927
Federal Natl Mtge Assn #667604
 10-01-32                               5.50              258,630             257,846
Federal Natl Mtge Assn #667787
 02-01-18                               5.50            1,410,869           1,434,617
Federal Natl Mtge Assn #670382
 09-01-32                               6.00            9,368,078           9,565,101
Federal Natl Mtge Assn #670387
 08-01-32                               7.00            1,151,360           1,219,923
Federal Natl Mtge Assn #677089
 01-01-33                               5.50              562,774             561,068
Federal Natl Mtge Assn #678028
 09-01-17                               6.00            4,696,915           4,835,342
Federal Natl Mtge Assn #678065
 02-01-33                               6.50              371,849             390,847
Federal Natl Mtge Assn #678937
 01-01-18                               5.50            2,299,657           2,342,875


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
5  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Federal Natl Mtge Assn #678941
 02-01-18                               5.50%          $2,810,050          $2,862,744
Federal Natl Mtge Assn #679095
 04-01-18                               5.00            4,629,707           4,633,847
Federal Natl Mtge Assn #680961
 01-01-33                               6.00              491,431             503,822
Federal Natl Mtge Assn #681080
 02-01-18                               5.00              916,034             916,853
Federal Natl Mtge Assn #681166
 04-01-32                               6.50              343,160             357,026
Federal Natl Mtge Assn #681400
 03-01-18                               5.50            4,330,166           4,406,643
Federal Natl Mtge Assn #682825
 01-01-33                               6.00            1,566,756           1,599,706
Federal Natl Mtge Assn #683100
 02-01-18                               5.50              156,153             159,013
Federal Natl Mtge Assn #683116
 02-01-33                               6.00              237,353             242,345
Federal Natl Mtge Assn #684586
 03-01-33                               6.00            2,979,929           3,055,357
Federal Natl Mtge Assn #686172
 02-01-33                               6.00            2,564,285           2,618,215
Federal Natl Mtge Assn #686528
 02-01-33                               6.00            3,201,751           3,282,941
Federal Natl Mtge Assn #687051
 01-01-33                               6.00            9,899,859          10,035,879
Federal Natl Mtge Assn #689026
 05-01-33                               5.50            1,095,472           1,093,931
Federal Natl Mtge Assn #689093
 07-01-28                               5.50            3,090,213           3,085,674
Federal Natl Mtge Assn #694628
 04-01-33                               5.50            6,096,069           6,100,389
Federal Natl Mtge Assn #694795
 04-01-33                               5.50            7,251,531           7,255,135
Federal Natl Mtge Assn #694988
 03-01-33                               5.50            9,871,901           9,858,454
Federal Natl Mtge Assn #695202
 03-01-33                               6.50            3,333,256           3,459,607
Federal Natl Mtge Assn #695909
 05-01-18                               5.50            1,906,804           1,942,076
Federal Natl Mtge Assn #699424
 04-01-33                               5.50            4,046,500           4,048,707
Federal Natl Mtge Assn #702427
 04-01-33                               5.50            3,847,190           3,849,692
Federal Natl Mtge Assn #704005
 05-01-33                               5.50              957,105             953,905
Federal Natl Mtge Assn #705655
 05-01-33                               5.00              446,830             433,467
Federal Natl Mtge Assn #709093
 06-01-33                               6.00              157,851             160,925
Federal Natl Mtge Assn #709901
 06-01-18                               5.00              451,796             453,261
Federal Natl Mtge Assn #710823
 05-01-33                               5.50              605,571             606,115
Federal Natl Mtge Assn #711503
 06-01-33                               5.50              108,198             108,270
Federal Natl Mtge Assn #720070
 07-01-23                               5.50            2,281,223           2,288,089
Federal Natl Mtge Assn #720378
 06-01-18                               4.50            5,381,444           5,287,791
Federal Natl Mtge Assn #723687
 08-01-28                               5.50            3,844,820           3,839,173
Federal Natl Mtge Assn #725232
 03-01-34                               5.00           17,768,741          17,237,344
Federal Natl Mtge Assn #725424
 04-01-34                               5.50            1,679,752           1,674,135
Federal Natl Mtge Assn #725425
 04-01-34                               5.50           25,070,714          24,994,558
Federal Natl Mtge Assn #725431
 08-01-15                               5.50              119,759             121,850
Federal Natl Mtge Assn #725684
 05-01-18                               6.00            8,570,834           8,822,784
Federal Natl Mtge Assn #725813
 12-01-33                               6.50            8,791,384           9,124,633
Federal Natl Mtge Assn #726940
 08-01-23                               5.50               73,479              74,261
Federal Natl Mtge Assn #730153
 08-01-33                               5.50            1,076,331           1,072,732
Federal Natl Mtge Assn #735212
 12-01-34                               5.00           18,690,890          18,114,392
Federal Natl Mtge Assn #735224
 02-01-35                               5.50           31,319,126          31,214,402
Federal Natl Mtge Assn #735841
 11-01-19                               4.50            1,649,391           1,617,079
Federal Natl Mtge Assn #738921
 11-01-32                               6.50              777,086             812,309
Federal Natl Mtge Assn #743262
 10-01-18                               5.00            2,983,414           2,990,618
Federal Natl Mtge Assn #743347
 10-01-33                               6.00               88,316              90,707
Federal Natl Mtge Assn #743579
 11-01-33                               5.50              276,794             275,868
Federal Natl Mtge Assn #745355
 03-01-36                               5.00           17,767,092          17,202,431
Federal Natl Mtge Assn #745563
 08-01-34                               5.50            1,380,909           1,376,292
Federal Natl Mtge Assn #747642
 11-01-28                               5.50            2,373,135           2,369,650
Federal Natl Mtge Assn #753074
 12-01-28                               5.50            6,988,385           6,978,121
Federal Natl Mtge Assn #753091
 12-01-33                               5.50            4,067,679           4,054,078
Federal Natl Mtge Assn #757581
 01-01-19                               5.50              877,879             892,656
Federal Natl Mtge Assn #759342
 01-01-34                               6.50            1,395,604           1,459,593
Federal Natl Mtge Assn #765759
 12-01-18                               5.00            2,902,649           2,905,245
Federal Natl Mtge Assn #765760
 02-01-19                               5.00              199,771             199,949
Federal Natl Mtge Assn #766641
 03-01-34                               5.00            6,149,661           5,959,983
Federal Natl Mtge Assn #776962
 04-01-29                               5.00           16,009,937          15,609,189
Federal Natl Mtge Assn #779676
 06-01-34                               5.00            2,135,185           2,069,328
Federal Natl Mtge Assn #804442
 12-01-34                               6.50            1,133,958           1,172,690
Federal Natl Mtge Assn #831870
 11-01-36                               6.50            1,635,355           1,688,146
Federal Natl Mtge Assn #878661
 02-01-36                               5.50            1,675,254           1,652,538
Federal Natl Mtge Assn #881629
 02-01-36                               5.50            1,110,302           1,095,246
Federal Natl Mtge Assn #882063
 06-01-36                               6.50            3,226,825           3,338,164
Federal Natl Mtge Assn #886291
 07-01-36                               7.00            6,760,333           7,178,040
Federal Natl Mtge Assn #915770
 03-01-37                               6.50            2,896,483           2,989,370
Federal Natl Mtge Assn #928860
 11-01-37                               8.00            1,418,919           1,511,376
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-63 Cl IP
 07-25-33                               7.52           14,530,383(g)        3,678,286
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2003-71 Cl IM
 12-25-31                               9.86            2,760,849(g)          474,115
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2004-84 Cl GI
 12-25-22                              10.56              792,476(g)          108,681
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 367 Cl 2
 01-01-36                               6.57           14,738,773(g)        3,911,717
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 379 Cl 2
 05-25-37                               6.52           22,941,971(g)        5,914,025
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Principal Only
 Series 43 Cl 1
 09-01-18                               2.72               15,587(h)           13,811
Federal Natl Mtge Assn
 Collateralized Mtge Obligation
 Series 2003-133 Cl GB
 12-25-26                               8.00            3,057,181           3,232,959
Govt Natl Mtge Assn
 06-01-38                               5.50           19,000,000(j)       19,000,000
 06-01-38                               6.00           20,000,000(j)       20,356,240
Govt Natl Mtge Assn #345538
 02-15-24                               8.00              105,676             115,498
Govt Natl Mtge Assn #398831
 08-15-26                               8.00              127,163             139,105
Govt Natl Mtge Assn #423782
 05-15-26                               7.50              359,675             387,083
Govt Natl Mtge Assn #425004
 10-15-33                               5.50            3,412,384           3,423,475
Govt Natl Mtge Assn #426170
 06-15-26                               8.00              105,623             115,542
Govt Natl Mtge Assn #567717
 06-15-32                               7.50               15,358              16,477
Govt Natl Mtge Assn #595256
 12-15-32                               6.00            5,589,853           5,713,529
Govt Natl Mtge Assn #604580
 08-15-33                               5.00            3,415,487           3,340,133
Govt Natl Mtge Assn #604708
 10-15-33                               5.50            9,004,995           9,034,262


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MORTGAGE-BACKED (CONT.)
Govt Natl Mtge Assn #606844
 09-15-33                               5.00%          $8,124,632          $7,945,382
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-70 Cl IC
 08-20-32                              17.49            6,922,536(g)        1,121,555
Govt Natl Mtge Assn
 Collateralized Mtge Obligation
 Interest Only
 Series 2002-80 Cl CI
 01-20-32                              52.01            1,037,788(g)           66,194
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-16 Cl 3A1B
 01-19-36                               2.84              281,868(k)          184,291
Harborview Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-8 Cl 2A1B
 08-21-36                               2.70              983,783(k)          712,415
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2006-AR25 Cl 3A3
 09-25-36                              18.17           31,213,947(g)          231,258
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR8 Cl AX1
 04-25-35                               4.50           75,769,388(g)          201,262
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2005-AR25 Cl 1A21
 12-25-35                               5.84            5,909,971(k)        5,021,073
IndyMac Index Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-AR5 Cl 1A1
 05-25-37                               6.35           12,382,557(k)       10,222,172
Lehman Mortgage Trust
 Collateralized Mtge Obligation
 Series 2008-2 Cl 1A2
 03-25-38                               6.00            7,709,411           6,440,972
Lehman XS Trust
 Collateralized Mtge Obligation
 Series 2007-5H Cl 1A1
 05-25-37                               6.50           20,031,840          17,740,370
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-2 Cl 4A1
 02-25-19                               5.00            5,468,122           5,401,493
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-4 Cl 2A1
 05-25-34                               6.00            3,167,953           2,973,726
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-7 Cl 8A1
 08-25-19                               5.00            4,384,960           4,023,157
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2004-8 Cl 7A1
 09-25-19                               5.00            6,188,859           5,775,629
MASTR Alternative Loan Trust
 Collateralized Mtge Obligation
 Series 2005-3 Cl 1A2
 04-25-35                               5.50              950,000             812,801
MASTR Asset Securitization Trust
 Collateralized Mtge Obligation
 Series 2004-10 Cl 1A1
 10-25-19                               4.50            1,096,151           1,059,156
Merrill Lynch Alternative Note Asset
 Collateralized Mtge Obligation
 Series 2007-OAR2 Cl A1
 04-25-37                               2.57              975,581(i)          767,771
Morgan Stanley Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2007-12 Cl 3A22
 08-25-37                               6.00           18,236,918          16,789,069
Residential Accredit Loans
 Collateralized Mtge Obligation
 Series 2006-QS3 Cl 1A10
 03-25-36                               6.00            5,615,992           5,289,964
Residential Funding Mtge Securities I
 Collateralized Mtge Obligation
 Series 2005-S6 Cl A8
 08-25-35                               5.25           20,689,932          19,311,546
Structured Adjustable Rate Mtge Loan Trust
 Collateralized Mtge Obligation
 Series 2006-5 Cl 4A1
 06-25-36                               5.93              676,958(k)          649,084
Structured Asset Securities
 Collateralized Mtge Obligation
 Series 2003-33H Cl 1A1
 10-25-33                               5.50           12,775,765          12,089,067
Washington Mutual Alternative Mtge Loan Trust
 Pass-Through Ctfs
 Collateralized Mtge Obligation
 Interest Only
 Series 2005-AR1 Cl X2
 12-25-35                               7.10           28,369,073(g)           84,221
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2004-CB2 Cl 6A
 07-25-19                               4.50            4,289,057           3,941,429
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2005-AR14 Cl 2A1
 12-25-35                               5.28            5,327,800(k)        5,223,430
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR10 Cl 1A1
 09-25-36                               5.93            5,118,786(k)        5,033,716
Washington Mutual Mtge Pass-Through Ctfs
 Collateralized Mtge Obligation
 Series 2006-AR3 Cl A1A
 02-25-46                               4.79            6,728,427(k)        5,187,353
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2003-16 Cl 1A1
 12-25-18                               4.75           15,715,856          15,052,537
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-10 Cl A1
 10-25-35                               5.00           26,832,571          24,025,884
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-14 Cl 2A1
 12-25-35                               5.50            1,939,788           1,850,073
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2005-5 Cl 2A1
 05-25-35                               5.50           10,988,189          10,689,453
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR12 Cl 1A1
 09-25-36                               6.02            5,039,497(k)        4,977,122
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2006-AR6 Cl 5A1
 03-25-36                               5.11           11,223,959(k)       10,845,842
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-11 Cl A68
 08-25-37                               6.00           17,119,480          16,166,268
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-14 Cl 1A2
 10-25-37                               6.00            7,324,090           6,558,494
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-15 Cl A1
 11-25-37                               6.00           15,177,880(j)       14,786,576
Wells Fargo Mtge Backed Securities Trust
 Collateralized Mtge Obligation
 Series 2007-AR9 Cl A2
 12-28-37                               6.39            9,974,275(k)        8,252,250
                                                                      ---------------
Total                                                                   1,593,872,693
-------------------------------------------------------------------------------------


AEROSPACE & DEFENSE (--%)
DRS Technologies
 11-01-13                               6.88              462,000             472,395
Moog
 Sr Sub Nts
 06-15-18                               7.25              915,000(d,j)        924,150
                                                                      ---------------
Total                                                                       1,396,545
-------------------------------------------------------------------------------------


BANKING (3.4%)
Bank of America
 Sr Unsecured
 05-01-18                               5.65           22,910,000          22,323,046
Citigroup
 Sr Unsecured
 02-14-11                               5.13            4,235,000           4,247,654
 04-11-13                               5.50            8,475,000           8,440,066
 05-15-18                               6.13           18,405,000          18,054,514
Credit Suisse New York
 Sub Nts
 02-15-18                               6.00            4,800,000           4,697,568
JPMorgan Chase & Co
 Sr Nts
 01-15-18                               6.00           13,685,000          13,697,453
JPMorgan Chase Bank
 Sub Nts
 10-01-17                               6.00            5,165,000           5,155,956
Manufacturers & Traders Trust
 Sub Nts
 12-01-21                               5.63           17,375,000          15,053,338


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Popular North America
 10-01-08                               3.88%         $32,427,000         $32,336,172
                                                                      ---------------
Total                                                                     124,005,767
-------------------------------------------------------------------------------------


BROKERAGE (1.3%)
Lehman Brothers Holdings
 Sr Unsecured
 05-02-18                               6.88           13,460,000          13,062,472
Merrill Lynch & Co
 02-05-13                               5.45            4,315,000           4,150,814
 04-25-18                               6.88           10,405,000          10,242,474
Morgan Stanley
 Sr Unsecured
 04-01-18                               6.63           19,935,000          19,622,021
                                                                      ---------------
Total                                                                      47,077,781
-------------------------------------------------------------------------------------


CHEMICALS (--%)
NALCO
 11-15-11                               7.75            1,415,000           1,443,300
-------------------------------------------------------------------------------------


CONSUMER PRODUCTS (0.5%)
Clorox
 Sr Unsecured
 10-15-12                               5.45            4,725,000           4,741,443
 03-01-13                               5.00           12,250,000          11,972,538
                                                                      ---------------
Total                                                                      16,713,981
-------------------------------------------------------------------------------------


DIVERSIFIED MANUFACTURING (--%)
Tyco Electronics Group
 10-01-12                               6.00            1,720,000(c)        1,742,456
-------------------------------------------------------------------------------------


ELECTRIC (2.6%)
Centerpoint Energy
 Sr Unsecured
 05-01-18                               6.50            1,765,000           1,733,901
Consumers Energy
 1st Mtge Series H
 02-17-09                               4.80           14,685,000          14,718,231
Duke Energy Carolinas LLC
 Sr Unsecured Series D
 03-01-10                               7.38            9,880,000(n)       10,424,497
Exelon
 Sr Unsecured
 06-15-10                               4.45           11,905,000          11,811,510
FirstEnergy
 Sr Unsecured Series B
 11-15-11                               6.45            1,750,000           1,811,303
Indiana Michigan Power
 Sr Unsecured
 03-15-37                               6.05           10,870,000           9,480,444
IPALCO Enterprises
 Sr Secured
 11-14-11                               8.63            3,680,000           3,965,200
Majapahit Holding
 10-17-16                               7.75              480,000(c,d)        466,800
Midwest Generation LLC
 Pass-Through Ctfs Series B
 01-02-16                               8.56              163,621             173,643
Nevada Power
 Series M
 03-15-16                               5.95            3,460,000(n)        3,439,036
NiSource Finance
 03-01-13                               6.15            3,890,000           3,876,544
Northern States Power
 1st Mtge
 03-01-18                               5.25            2,660,000           2,630,740
Northern States Power
 Sr Unsecured
 08-01-09                               6.88            6,245,000(n)        6,437,921
Portland General Electric
 03-15-10                               7.88            3,165,000(n)        3,326,614
Potomac Electric Power
 Sr Secured
 06-01-35                               5.40            3,160,000(n)        2,686,054
Progress Energy Carolinas
 1st Mtge
 04-01-38                               6.30            1,735,000           1,743,727
Sierra Pacific Power
 Series M
 05-15-16                               6.00           13,555,000          13,472,572
                                                                      ---------------
Total                                                                      92,198,737
-------------------------------------------------------------------------------------


ENTERTAINMENT (0.2%)
United Artists Theatre Circuit
 Pass-Through Ctfs
 07-01-15                               9.30            5,463,794(o)        5,518,432
-------------------------------------------------------------------------------------


FOOD AND BEVERAGE (1.9%)
Cadbury Schweppes US Finance LLC
 10-01-08                               3.88           27,610,000(d,n)     27,575,516
ConAgra Foods
 Sr Unsecured
 09-15-11                               6.75            3,895,000(n)        4,060,195
Cott Beverages USA
 12-15-11                               8.00            2,650,000           2,232,625
Dr Pepper Snapple Group
 Sr Nts
 05-01-18                               6.82            7,760,000(d)        7,825,952
Kellogg
 Sr Unsecured
 03-06-13                               4.25            3,210,000           3,119,895
Kraft Foods
 Sr Unsecured
 01-26-39                               6.88            8,855,000           8,549,768
Molson Coors Capital Finance
 09-22-10                               4.85           13,415,000(c,n)     13,440,099
                                                                      ---------------
Total                                                                      66,804,050
-------------------------------------------------------------------------------------


GAMING (--%)
Mohegan Tribal Gaming Authority
 Sr Sub Nts
 04-01-12                               8.00              750,000             697,500
-------------------------------------------------------------------------------------


GAS PIPELINES (1.6%)
CenterPoint Energy Resources
 Sr Unsecured
 02-15-11                               7.75            3,970,000           4,203,547
Colorado Interstate Gas
 Sr Unsecured
 11-15-15                               6.80           17,375,000(n)       17,939,426
Kinder Morgan Energy Partners LP
 Sr Unsecured
 03-15-11                               6.75            2,345,000           2,424,177
Northern Natural Gas
 Sr Unsecured
 02-15-37                               5.80            1,700,000(d)        1,588,288
Northwest Pipeline
 Sr Unsecured
 04-15-17                               5.95            7,625,000           7,422,023
Southern Natural Gas
 Sr Unsecured
 04-01-17                               5.90            7,011,000(d)        6,732,453
Southern Star Central
 Sr Nts
 03-01-16                               6.75            1,460,000           1,407,075
Transcontinental Gas Pipe Line
 Sr Unsecured
 04-15-16                               6.40           11,329,000          11,413,967
Transcontinental Gas Pipe Line
 Sr Unsecured Series B
 08-15-11                               7.00            5,730,000           5,973,525
                                                                      ---------------
Total                                                                      59,104,481
-------------------------------------------------------------------------------------


HEALTH CARE (0.3%)
Cardinal Health
 Sr Unsecured
 06-15-12                               5.65            3,860,000           3,862,971
 06-15-13                               5.50            3,210,000(j)        3,197,706
Omnicare
 12-15-13                               6.75            2,370,000           2,221,875
 12-15-15                               6.88              355,000             329,263
                                                                      ---------------
Total                                                                       9,611,815
-------------------------------------------------------------------------------------


HEALTH CARE INSURANCE (0.5%)
Coventry Health Care
 Sr Unsecured
 08-15-14                               6.30            3,370,000           3,230,741
 03-15-17                               5.95            1,685,000           1,529,047
UnitedHealth Group
 Sr Unsecured
 11-15-37                               6.63            7,400,000           6,814,860
 02-15-38                               6.88            7,625,000           7,222,629
                                                                      ---------------
Total                                                                      18,797,277
-------------------------------------------------------------------------------------


INDEPENDENT ENERGY (1.5%)
Anadarko Petroleum
 Sr Unsecured
 09-15-09                               3.20            2,175,000(i)        2,153,689
 09-15-16                               5.95           11,330,000          11,417,116
Canadian Natural Resources
 Sr Unsecured
 02-01-39                               6.75            4,270,000(c)        4,308,302
EnCana
 11-01-11                               6.30           12,580,000(c)       13,040,944
EnCana
 Sr Nts
 10-15-13                               4.75            1,410,000(c)        1,383,577
Sandridge Energy
 Sr Nts
 06-01-18                               8.00              770,000(d)          777,700
XTO Energy
 Sr Unsecured
 02-01-14                               4.90           14,575,000          14,281,022
 01-31-15                               5.00            3,590,000           3,465,402
 06-30-15                               5.30            3,185,000           3,119,421
                                                                      ---------------
Total                                                                      53,947,173
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)


INTEGRATED ENERGY (0.6%)
Marathon Oil
 Sr Unsecured
 03-15-18                               5.90%          $9,155,000          $9,049,809
Petro-Canada
 Sr Unsecured
 05-15-38                               6.80           11,560,000(c)       11,303,714
TNK-BP Finance
 03-13-18                               7.88              545,000(c,d)        536,869
                                                                      ---------------
Total                                                                      20,890,392
-------------------------------------------------------------------------------------


LIFE INSURANCE (1.0%)
Metropolitan Life Global Funding I
 Sr Secured
 04-10-13                               5.13           12,760,000(d)       12,636,228
Pacific Life Global Funding
 04-15-13                               5.15            3,586,000(d)        3,570,078
Pricoa Global Funding I
 Secured
 10-18-12                               5.40            9,690,000(d)        9,669,554
Principal Life Income Funding Trusts
 Sr Secured
 12-14-12                               5.30            4,765,000           4,756,380
 04-24-13                               5.30            3,375,000           3,360,015
Prudential Financial
 Sr Unsecured
 12-01-37                               6.63            3,745,000           3,633,624
                                                                      ---------------
Total                                                                      37,625,879
-------------------------------------------------------------------------------------


MEDIA CABLE (1.1%)
Comcast
 03-15-11                               5.50           12,280,000          12,488,759
 03-15-37                               6.45           14,400,000          13,770,316
 05-15-38                               6.40            2,295,000           2,197,394
Comcast MO of Delaware LLC
 09-01-08                               9.00           10,500,000          10,575,926
CSC Holdings
 Sr Unsecured Series B
 07-15-09                               8.13            1,970,000           2,006,938
                                                                      ---------------
Total                                                                      41,039,333
-------------------------------------------------------------------------------------


MEDIA NON CABLE (2.4%)
British Sky Broadcasting Group
 02-23-09                               6.88           16,285,000(c)       16,658,056
 02-15-18                               6.10            7,940,000(c,d)      7,883,602
DIRECTV Holdings LLC/Finance
 Sr Nts
 05-15-16                               7.63            3,505,000(d)        3,496,238
EchoStar DBS
 10-01-13                               7.00              225,000             217,688
 10-01-14                               6.63              363,000             342,128
 02-01-16                               7.13              940,000             897,700
News America
 12-15-35                               6.40            9,565,000           9,108,912
 11-15-37                               6.65              885,000             874,215
Reed Elsevier Capital
 08-01-11                               6.75            7,680,000           7,953,408
RH Donnelley
 Sr Unsecured
 01-15-13                               6.88            1,140,000             763,800
RR Donnelley & Sons
 Sr Unsecured
 01-15-17                               6.13           16,305,000          15,749,032
Thomson
 08-15-09                               4.25            6,430,000(c)        6,384,521
 10-01-14                               5.70           16,650,000(c)       16,136,263
                                                                      ---------------
Total                                                                      86,465,563
-------------------------------------------------------------------------------------


NON CAPTIVE CONSUMER (--%)
American Express
 Sr Unsecured
 03-19-38                               8.15              975,000           1,108,819
-------------------------------------------------------------------------------------


OIL FIELD SERVICES (--%)
Gaz Capital
 Sr Unsecured
 11-22-16                               6.21              450,000(c,d)        441,000
-------------------------------------------------------------------------------------


PACKAGING (0.1%)
Owens-Brockway Glass Container
 05-15-13                               8.25            3,345,000           3,462,075
-------------------------------------------------------------------------------------


PAPER (--%)
Smurfit-Stone Container Enterprises
 Sr Unsecured
 03-15-17                               8.00              890,000             767,625
-------------------------------------------------------------------------------------


PROPERTY & CASUALTY (0.1%)
Berkshire Hathaway Finance
 05-15-18                               5.40            4,090,000(d)        4,084,888
-------------------------------------------------------------------------------------


RAILROADS (0.8%)
Canadian Natl Railway
 Sr Unsecured
 05-15-18                               5.55            2,640,000(c)        2,624,580
CSX
 Sr Unsecured
 03-15-12                               6.30            4,400,000(n)        4,456,373
 03-15-13                               5.75           10,785,000          10,704,090
 04-01-15                               6.25            9,760,000           9,707,716
                                                                      ---------------
Total                                                                      27,492,759
-------------------------------------------------------------------------------------


REITS (0.2%)
Brandywine Operating Partnership LP
 05-01-17                               5.70            3,345,000           2,880,794
ERP Operating LP
 Sr Unsecured
 06-15-17                               5.75            4,285,000           4,041,098
Simon Property Group LP
 Sr Unsecured
 12-01-16                               5.25              915,000             849,708
                                                                      ---------------
Total                                                                       7,771,600
-------------------------------------------------------------------------------------


RESTAURANTS (0.1%)
McDonald's
 Sr Unsecured
 03-01-18                               5.35            3,055,000           2,984,524
-------------------------------------------------------------------------------------


RETAILERS (0.6%)
Home Depot
 Sr Unsecured
 03-01-11                               5.20            2,060,000           2,051,500
Kohl's
 Sr Unsecured
 12-15-17                               6.25            3,785,000           3,661,060
Macys Retail Holdings
 07-15-09                               4.80           17,954,000          17,645,892
                                                                      ---------------
Total                                                                      23,358,452
-------------------------------------------------------------------------------------


SUPERMARKETS (0.1%)
Kroger
 04-15-12                               6.75            3,790,000           3,983,783
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Communications & Power Inds
 02-01-12                               8.00              110,000             108,075
-------------------------------------------------------------------------------------


TOBACCO (0.2%)
Philip Morris Intl
 Sr Unsecured
 05-16-18                               5.65            7,910,000           7,739,223
-------------------------------------------------------------------------------------


TRANSPORTATION SERVICES (0.5%)
Erac USA Finance
 10-15-17                               6.38           21,880,000(d)       19,770,768
-------------------------------------------------------------------------------------


WIRELESS (0.1%)
Nextel Communications
 Series D
 08-01-15                               7.38            2,365,000           1,903,825
-------------------------------------------------------------------------------------


WIRELINES (5.1%)
AT&T
 Sr Unsecured
 03-15-11                               6.25           14,811,000(n)       15,380,838
 02-01-18                               5.50            2,135,000           2,104,064
 01-15-38                               6.30           10,435,000(n)       10,092,628
 05-15-38                               6.40            9,595,000           9,380,456
Citizens Communications
 Sr Unsecured
 01-15-13                               6.25              910,000             855,400
Telecom Italia Capital
 11-15-13                               5.25           31,965,000(c)       30,502,793
 06-04-38                               7.72            1,970,000(c,j)      1,982,423
Telefonica Europe
 09-15-10                               7.75           19,171,000(c)       20,372,581
TELUS
 Sr Unsecured
 06-01-11                               8.00           43,601,000(c)       47,051,887
Verizon Communications
 04-15-38                               6.90            5,840,000           6,104,610
Verizon New York
 Sr Unsecured Series A
 04-01-12                               6.88           27,818,000(n)       29,213,184
Verizon Pennsylvania
 Sr Unsecured Series A
 11-15-11                               5.65            7,725,000           7,858,411
Windstream
 08-01-16                               8.63            1,665,000           1,721,194
 03-15-19                               7.00              235,000             222,663
                                                                      ---------------
Total                                                                     182,843,132
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,734,093,442)                                                 $3,659,472,866
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
9  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31, 2008

MUNICIPAL BONDS (0.2%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE                                RATE              AMOUNT                VALUE(a)
TOBACCO
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2007A-1
 06-01-46                               6.71%          $9,445,000          $8,158,969
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $9,431,628)                                                         $8,158,969
-------------------------------------------------------------------------------------



SENIOR LOANS (0.7%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (0.1%)
West Corp
 Tranche B2 Term Loan
 10-24-13                          4.76-5.30%          $2,681,130          $2,489,269
-------------------------------------------------------------------------------------


HEALTH CARE (0.2%)
Community Health Systems
 Delayed Draw Term Loan
 TBD                                     TBD              253,243(j,r,s)      238,390
Community Health Systems
 Term Loan
 07-25-14                          4.63-4.90            4,951,634           4,661,220
HCA
 Tranche B Term Loan
 11-17-13                               4.95            7,246,907           6,821,876
                                                                      ---------------
Total                                                                      11,721,486
-------------------------------------------------------------------------------------


MEDIA CABLE (0.1%)
Charter Communications
 Term Loan
 09-06-14                          4.89-4.90            4,248,353           3,777,847
-------------------------------------------------------------------------------------


MEDIA NON CABLE (0.2%)
Idearc
 Tranche B Term Loan
 11-17-14                          4.39-4.70            3,554,701           2,957,512
Nielsen Finance
 Term Loan
 08-09-13                               4.73            2,950,682(c)        2,765,792
                                                                      ---------------
Total                                                                       5,723,304
-------------------------------------------------------------------------------------


PAPER (--%)
Georgia-Pacific
 Tranche B Term Loan
 12-20-12                          4.40-4.74                7,209               6,810
-------------------------------------------------------------------------------------


TECHNOLOGY (--%)
Flextronics Intl
 Tranche B Term Loan
 10-01-14                         4.93-10.00                3,033               2,821
-------------------------------------------------------------------------------------


WIRELESS (0.1%)
Alltel Communications
 Tranche B Term Loan
 TBD                                     TBD            3,500,000(j,r)      3,242,330
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $29,030,884)                                                       $26,963,867
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS
Crown Paper Escrow                                    6,950,000(b)                 $7
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $--)                                                                        $7
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 2.60%             222,284,398(q)       $222,284,398
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $222,284,398)                                                     $222,284,398
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,994,840,352)(v)                                              $3,916,880,107
=====================================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 29, 2008.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At May 31, 2008, the value of foreign securities represented 6.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the value of these securities amounted to $185,841,898 or 5.2% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

AMBAC  --   Ambac Assurance Corporation
FSA    --   Financial Security Assurance
MBIA   --   MBIA Insurance Corporation


(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2008.

(h) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at May 31, 2008.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(j) At May 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $452,614,652.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2008.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
10  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

(m) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2008:

                                                   PRINCIPAL    SETTLEMENT     PROCEEDS
SECURITY                                            AMOUNT         DATE       RECEIVABLE       VALUE
------------------------------------------------------------------------------------------------------
Federal Natl Mtge Assn 06-01-23 5.50%             $9,700,000     06-17-08     $9,821,250    $9,803,062


(n) Partially pledged as initial margin deposit on the following open interest rate futures contracts:

TYPE OF SECURITY                                                          NOTIONAL AMOUNT
-----------------------------------------------------------------------------------------
PURCHASE CONTRACTS
U.S. Long Bond, Sept. 2008, 20-year                                         $91,900,000
U.S. Treasury Note, Sept. 2008, 2-year                                      124,600,000
U.S. Treasury Note, Sept. 2008, 5-year                                       31,600,000
SALE CONTRACTS
U.S. Treasury Note, June 2008, 5-year                                       161,800,000
U.S. Treasury Note, June 2008, 10-year                                      157,700,000
U.S. Treasury Note, Sept. 2008, 10-year                                      95,100,000


(o) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2008, is as follows:

                                           ACQUISITION
SECURITY                                      DATES                 COST
--------------------------------------------------------------------------
Banc of America Funding*
  Collateralized Mtge Obligation
  Series 2006-2 Cl N1
  7.25% 2046                                11-14-06              $341,730
United Artists Theatre Circuit
  Pass-Through Ctfs
  9.30% 2015                         02-23-96 thru 08-12-96      5,290,534


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(p) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(q) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at May 31, 2008.

(r) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(s) At May 31, 2008, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

                                                                             UNFUNDED
BORROWER                                                                    COMMITMENT
--------------------------------------------------------------------------------------
Community Health Systems                                                     $253,243


(t) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2008. At May 31, 2008, the value of inverse floaters represented 0.01% of net assets.

(u) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(v) At May 31, 2008, the cost of securities for federal income tax purposes was approximately $3,994,840,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                      $22,022,000
Unrealized depreciation                                                      (99,982,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(77,960,000)
----------------------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
11  RIVERSOURCE DIVERSIFIED BOND FUND -- PORTFOLIO OF INVESTMENTS AT MAY 31,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Diversified Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date July 23, 2008


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date July 23, 2008